Balance Sheet Components - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities [Abstract]
Accrued compensation	$ (4,291)	$ (3,472)	$ (1,960)
Accrued other liabilities	(3,557)	(496)	(391)
Accrued liabilities	$ (7,848)	$ (3,968)	$ (2,351)